Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Borrowings

	December 31, 2019	December 31, 2018
Term Loan B facility	$—	$418,538
Credit facilities	404,280	75,671

Total debt	$404,280	$494,209
Financial liability	90,086	24,842

Total borrowings	$494,366	$519,051
Less: Long-term unamortized discount	—	(6,629)
Less: Current portion of long-term borrowings, net	(59,780)	(26,804)
Less: Deferred finance costs, net	(5,338)	(4,937)

Long-term borrowings, net	$429,248	$480,681

Maturities of Long Term Debt
Year	Amount
2020	$ 61,736
2021	167,630
2022	68,794
2023	81,710
2024 and thereafter	114,496

Total	$ 494,366